ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - CONDENSED BALANCE SHEETS (Details)	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) shares	May 11, 2018 $ / shares shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 13,404,512	¥ 89,960,362		¥ 9,713,466	¥ 21,368,512
Advances to suppliers	6,279,768	42,144,779		24,694,549
Total current assets	63,842,365	428,458,881		412,829,089
Intangible assets, net	15,564,552	104,456,822		3,740,000
TOTAL ASSETS	102,707,551	689,290,917		424,643,645
Current liabilities :
Amounts due to related parties	85,656,749	574,859,577		374,558,131
Total current liabilities	114,481,839	768,310,521		556,818,628
Total liabilities	116,393,022	781,136,846		¥ 558,668,628
Shareholders' deficit:
Ordinary shares (US$0.000000001 par value; nil and 1,000,000,000 shares authorized, nil and 363,572,659 shares issued and outstanding as of March 31, 2018 and 2019)	$ 1	¥ 6
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000000001		$ 0.01
Ordinary shares, share authorized (in shares)	1,000,000,000	1,000,000,000	100	0
Ordinary shares, issued (in shares)	363,572,659	363,572,659		0
Ordinary shares, outstanding (in shares)	363,572,659	363,572,659		0
Additional paid in capital	$ 104,458,319	¥ 701,040,669		¥ 6,886,900
Subscription receivable	83,292,906	558,995,348
Accumulated deficit	(34,663,746)	(232,635,331)		(159,389,093)
Total shareholders' deficit	(13,685,471)	(91,845,929)		(134,024,983)	¥ (43,217,374)	¥ 0
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	102,707,551	689,290,917		424,643,645
Parent company
Current assets:
Cash and cash equivalents	136	914
Advances to suppliers	82,470	553,469
Total current assets	82,606	554,383
Amounts due from related parties	255,791	1,716,667
Intangible assets, net	15,091,687	101,283,333
TOTAL ASSETS	15,430,084	103,554,383
Current liabilities :
Amounts due to related parties	1,362,365	9,143,102
Total current liabilities	1,362,365	9,143,102
Deficits of Investments in Subsidiaries and Consolidated VIEs	27,566,051	185,001,285		152,502,193
Total liabilities	28,928,416	194,144,387		¥ 152,502,193
Shareholders' deficit:
Ordinary shares (US$0.000000001 par value; nil and 1,000,000,000 shares authorized, nil and 363,572,659 shares issued and outstanding as of March 31, 2018 and 2019)	$ 1	¥ 6
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000000001
Ordinary shares, share authorized (in shares)	1,000,000,000	1,000,000,000		0
Ordinary shares, issued (in shares)	363,572,659	363,572,659		0
Ordinary shares, outstanding (in shares)	363,572,659	363,572,659		0
Additional paid in capital	$ 104,458,319	¥ 701,040,669		¥ 6,886,900
Subscription receivable	(83,292,906)	(558,995,348)
Accumulated deficit	(34,663,746)	(232,635,331)		(159,389,093)
Total shareholders' deficit	(13,498,332)	(90,590,004)		¥ (152,502,193)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 15,430,084	¥ 103,554,383